Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2022
Intangible Assets, Net
Schedule of intangible assets, net

	As of December 31,
	2021	2022
	RMB	RMB
Customer relationships	61,973	61,973
Less: accumulated amortization	(26,339)	(32,536)
Customer relationships, net	35,634	29,437

Schedule of estimated amortization expenses for each of five succeeding fiscal years

Years ended
December 31,
RMB
2022	6,197
2023	6,197
2024	6,197
2025	6,197
2026	4,649
Total	29,437